INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	December 31, 2019
	Gross	Accumulated	Net	Weighted average
	carrying	amortization	carrying	amortization
	amount		amount	Period
	RMB	RMB	RMB	Years
Software copyrights	13,050	(3,861)	9,189	6.2
Telecommunication business operation licenses	7,675	(5,349)	2,326	4.3
Total	20,725	(9,210)	11,515

	December 31, 2020
	Gross	Accumulated	Net	Weighted average
	carrying	amortization	carrying	amortization
	amount		amount	Period
	RMB	RMB	RMB	Years
Software copyrights	15,134	(6,425)	8,709	6.6
Telecommunication business operation licenses	5,906	(4,609)	1,297	4.0
Total	21,040	(11,034)	10,006

	December 31, 2021
	Gross	Accumulated	Accumulated	Net	Weighted average
	carrying	amortization	impairment	carrying	amortization
	amount			amount	Period
	RMB	RMB	RMB	RMB	Years
Software copyrights	15,461	(8,159)	—	7,302	6.8
Telecommunication business operation licenses	3,262	(2,827)	—	435	4.1
Technology	11,135	(585)	(136)	10,414	6.0
Non-compete arrangements	805	(32)	—	773	3.8
Customer relationship	15,000	(1,125)	—	13,875	10.0
Trademark	7,472	(434)	—	7,038	8.8
Order backlogs	8,560	—	—	8,560	4.0
Total	61,695	(13,162)	(136)	48,397

Schedule of estimated amortization expense	The estimated amortization expense for the next five years is as follows:

RMB
2022	8,674
2023	8,431
2024	7,837
2025	7,013
2026	4,732
Then thereafter	11,710